Non-controlling interest	12 Months Ended
Dec. 31, 2017
Noncontrolling Interest [Abstract]
Non-controlling interest
Non-controlling interest

In 2013 the Company entered into a sale and leaseback arrangement for West Linus with Ship Finance, who incorporated subsidiary company for the sole purpose of owning and leasing the rig. The Company has recognized this subsidiary company as a VIE and concluded that North Atlantic Drilling is their primary beneficiary. Accordingly, this subsidiary company is included in the Company`s consolidated accounts, with the Ship Finance equity in this company included in non-controlling interest.

Changes in non-controlling interest in 2017, 2016 and 2015 are as follows;

(In millions of U.S. dollars)	Ship Finance
December 31, 2014	10.1
Other comprehensive income due to non-controlling interest	0.2
Net income due to non-controlling interest	16.2
December 31, 2015	26.5
Other comprehensive income due to non-controlling interest	1.2
Net income due to non-controlling interest	14.4
Dividend declared to non-controlling interest	(42.1)
December 31, 2016	—
Other comprehensive income due to non-controlling interest	1.2
Net income due to non-controlling interest	11.3
Dividend declared to non-controlling interest	(7.3)
December 31, 2017	5.2